Taxation - Summary of Movements in Deferred Tax Asset (Liability) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	€ (3,065)	€ (1,692)
Income statement	199	219
Other	(460)	(1,592)
Deferred tax asset (liability) ending balance	(3,326)	(3,065)
Recognition of deferred tax assets	311	345
Pensions and similar obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	(654)	80
Income statement	(44)	(73)
Other	85	(661)
Deferred tax asset (liability) ending balance	(613)	(654)
Provisions and accruals
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	726	698
Income statement	12	(11)
Other	3	39
Deferred tax asset (liability) ending balance	741	726
Goodwill and intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	(3,448)	(2,734)
Income statement	135	249
Other	(535)	(963)
Deferred tax asset (liability) ending balance	(3,848)	(3,448)
Accelerated tax depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	(600)	(641)
Income statement	(60)	33
Other	(40)	8
Deferred tax asset (liability) ending balance	(700)	(600)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	172	190
Income statement	100	(2)
Other	(41)	(16)
Deferred tax asset (liability) ending balance	231	172
Fair value gains
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	(60)	(52)
Income statement	(11)	19
Other	29	(27)
Deferred tax asset (liability) ending balance	(42)	(60)
Fair value losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	2	45
Income statement	6	1
Other	28	(44)
Deferred tax asset (liability) ending balance	36	2
Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	166	146
Income statement	18	7
Other	10	13
Deferred tax asset (liability) ending balance	194	166
Lease liability
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	295	294
Income statement	(55)	(16)
Other	(3)	17
Deferred tax asset (liability) ending balance	237	295
Right of use asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	(244)	(244)
Income statement	42	21
Other	1	(21)
Deferred tax asset (liability) ending balance	(201)	(244)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	580	526
Income statement	56	(9)
Other	3	63
Deferred tax asset (liability) ending balance	€ 639	€ 580